Investment Securities (Tables)	12 Months Ended
Dec. 31, 2018
Investment Securities
Amortized cost and estimated fair value by type of investment security

The amortized cost and estimated fair value by type of investment security at December 31, 2018 are as follows:

	Held to Maturity
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated	Carrying
	cost	gains	losses	fair value	value
	(Dollars in Thousands)
Other securities	$1,200	$—	$—	$1,200	$1,200
Total investment securities	$1,200	$—	$—	$1,200	$1,200

	Available for Sale Debt Securities
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated	Carrying
	cost	gains	losses	fair value	value(1)
	(Dollars in Thousands)
Residential mortgage-backed securities	$3,295,366	$6,813	$(79,169)	$3,223,010	$3,223,010
Obligations of states and political subdivisions	185,799	2,646	(105)	188,340	188,340
Total investment securities	$3,481,165	$9,459	$(79,274)	$3,411,350	$3,411,350
(1)

Included in the carrying value of residential mortgage‑ backed securities are $501,293 of mortgage‑backed securities issued by Ginnie Mae and $2,721,717 of mortgage‑backed securities issued by Fannie Mae and Freddie Mac

The amortized cost and estimated fair value by type of investment security at December 31, 2017  are as follows:

	Held to Maturity
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated	Carrying
	cost	gains	losses	fair value	value
	(Dollars in Thousands)
Other securities	$2,400	$—	$—	$2,400	$2,400
Total investment securities	$2,400	$—	$—	$2,400	$2,400

	Available for Sale
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair	Carrying
	cost	gains	losses	value	value(1)
	(Dollars in Thousands)
Residential mortgage-backed securities	$3,943,092	$14,110	$(65,969)	$3,891,233	$3,891,233
Obligations of states and political subdivisions	225,096	7,871	(16)	232,951	232,951
Equity securities	28,075	293	(482)	27,886	27,886
Total investment securities	$4,196,263	$22,274	$(66,467)	$4,152,070	$4,152,070
(1)

Included in the carrying value of residential mortgage‑ backed securities are $654,063 of mortgage‑backed securities issued by Ginnie Mae and  $3,237,170 of mortgage‑backed securities issued by Fannie Mae and Freddie Mac

Amortized cost and fair value of investment securities, by contractual maturity

	Held to Maturity		Available for Sale
	Amortized	Estimated	Amortized	Estimated
	Cost	fair value	Cost	fair value
	(Dollars in Thousands)
Due in one year or less	$—	$—	$—	$—
Due after one year through five years	1,200	1,200	—	—
Due after five years through ten years	—	—	500	502
Due after ten years	—	—	185,299	187,838
Residential mortgage-backed securities	—	—	3,295,366	3,223,010
Total investment securities	$1,200	$1,200	$3,481,165	$3,411,350

Gross unrealized losses on investment securities and the related fair value

Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2018 were as follows:

	Less than 12 months		12 months or more		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
	(Dollars in Thousands)
Available for sale:
Residential mortgage-backed securities	$208,384	$(2,124)	$2,537,181	$(77,045)	$2,745,565	$(79,169)
Obligations of states and political subdivisions	12,756	(99)	512	(6)	13,268	(105)
	$221,140	$(2,223)	$2,537,693	$(77,051)	$2,758,833	$(79,274)

Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous loss position, at December 31, 2017 were as follows:

	Less than 12 months		12 months or more		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
	(Dollars in Thousands)
Available for sale:
Residential mortgage-backed securities	$1,061,577	$(13,157)	$2,029,455	$(52,812)	$3,091,032	$(65,969)
Obligations of states and political subdivisions	5,534	(9)	522	(7)	6,056	(16)
Equity securities	11,499	(251)	8,019	(231)	19,518	(482)
	$1,078,610	$(13,417)	$2,037,996	$(53,050)	$3,116,606	$(66,467)

Reconciliation of credit-related impairment charges on available-for-sale investment

The following table presents a reconciliation of credit‑related impairment charges on available‑for‑sale investments recognized in earnings for the twelve months ended December 31, 2017 (in Thousands):

Balance at December 31, 2016	$13,931
Sale of other-than-temporarily impaired available-for-sale securities during period	(13,931)
Balance at December 31, 2017	$—

The following table presents a reconciliation of credit‑related impairment charges on available‑for‑sale investments recognized in earnings for the twelve months ended December 31, 2016 (in Thousands):

Balance at December 31, 2015	$13,577
Impairment charges recognized during period	354
Balance at December 31, 2016	$13,931

Summary of unrealized and realized gains and losses recognized in net income on equity securities

Year Ended
December 31,
(Dollars in Thousands)
2018
Net losses recognized during the period on equity securities	$(388)
Less: Net gains and (losses) recognized during the period on equity securities sold during the period	—

Unrealized losses recognized during the reporting period on equity securities still held at the reporting date	$(388)